Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	$ 32,917		$ 25,104
Assumed liabilities	61,016	[1]	61,915
Other accounts payables	7,585		7,142
Bank loans (including interest)	18,208		21,188
Lease liabilities (including interest)	3,441		4,772
Financial liabilities	123,167		120,121
Less than one year [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	32,917		25,104
Assumed liabilities	23,708	[1]	17,986
Other accounts payables	7,585		7,142
Bank loans (including interest)	4,841		3,049
Lease liabilities (including interest)	1,119		1,307
Financial liabilities	70,170		54,588
1 to 2 [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Assumed liabilities	5,030	[1]	11,203
Other accounts payables
Bank loans (including interest)	4,677		4,773
Lease liabilities (including interest)	907		1,100
Financial liabilities	10,614		17,076
2 to 3 [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Assumed liabilities	4,087	[1]	4,671
Other accounts payables
Bank loans (including interest)	4,580		4,677
Lease liabilities (including interest)	732		849
Financial liabilities	9,399		10,197
3 to 5 [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Assumed liabilities	7,928	[1]	7,598
Other accounts payables
Bank loans (including interest)	4,111		8,689
Lease liabilities (including interest)	683		1,485
Financial liabilities	12,722		17,772
6 and thereafter [Member]
Financial Instruments (Details) - Schedule of maturity profile of company's financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables
Assumed liabilities	20,263	[1]	20,457
Other accounts payables
Bank loans (including interest)
Lease liabilities (including interest)			31
Financial liabilities	$ 20,263		$ 20,488

[1]	Due the nature of the account which include infinite payments for royalties and milestones to third party the assumed liabilities reflect the discounted amount. see Note 18e